UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Strategic Real
Return Fund

December 31, 2011

1.825846.106

RRS-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 2.4%
		Principal Amount (e)	Value
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 125,000	$ 100,000
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
CapLease, Inc. 7.5% 10/1/27 (g)		1,042,000	1,044,605
Real Estate Management & Development - 0.0%
Grubb & Ellis Co. 7.95% 5/1/15 (g)		360,000	226,800
TOTAL FINANCIALS			1,271,405
TOTAL CONVERTIBLE BONDS			1,371,405
Nonconvertible Bonds - 2.3%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (g)		617,462	660,886
Household Durables - 0.5%
D.R. Horton, Inc. 6.5% 4/15/16		189,000	195,851
KB Home:
5.75% 2/1/14		96,000	92,160
5.875% 1/15/15		284,000	258,440
6.25% 6/15/15		966,000	888,720
7.25% 6/15/18		330,000	300,300
9.1% 9/15/17		370,000	352,425
Lennar Corp.:
5.5% 9/1/14		758,000	758,000
5.6% 5/31/15		284,000	281,160
M/I Homes, Inc. 8.625% 11/15/18		781,000	702,900
Meritage Homes Corp. 6.25% 3/15/15		663,000	653,055
Ryland Group, Inc. 8.4% 5/15/17		129,000	134,160
Standard Pacific Corp.:
8.375% 5/15/18		1,348,000	1,283,970
10.75% 9/15/16		301,000	316,050
			6,217,191
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.0%
Sears Holdings Corp. 6.625% 10/15/18		$ 82,000	$ 62,320
Specialty Retail - 0.0%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		475,000	517,750
TOTAL CONSUMER DISCRETIONARY			7,458,147
FINANCIALS - 1.6%
Diversified Financial Services - 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16		508,000	527,050
Sunwest Management, Inc. 7.9726% 2/10/15		3,560,257	3,097,423
			3,624,473
Real Estate Investment Trusts - 0.7%
Camden Property Trust 5% 6/15/15		265,000	281,499
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		214,000	229,970
Developers Diversified Realty Corp.:
5.375% 10/15/12		379,000	382,558
7.5% 7/15/18		563,000	602,644
9.625% 3/15/16		526,000	611,973
Equity One, Inc.:
5.375% 10/15/15		95,000	97,910
6% 9/15/16		189,000	196,465
6.25% 12/15/14		189,000	198,790
6.25% 1/15/17		189,000	197,826
Health Care Property Investors, Inc.:
6% 3/1/15		284,000	303,960
6.3% 9/15/16		900,000	987,660
7.072% 6/8/15		95,000	103,518
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		189,000	193,884
6.5% 1/17/17		119,000	127,826
HMB Capital Trust V 4.1463% 12/15/36 (d)(g)(h)		4,300,000	0
Hospitality Properties Trust:
5.625% 3/15/17		292,000	295,800
6.7% 1/15/18		189,000	200,225
6.75% 2/15/13		237,000	240,838
7.875% 8/15/14		95,000	103,239
HRPT Properties Trust 6.5% 1/15/13		189,000	191,416
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
iStar Financial, Inc.:
5.875% 3/15/16		$ 689,000	$ 558,090
5.95% 10/15/13		662,000	569,320
6.05% 4/15/15		78,000	62,400
National Retail Properties, Inc. 6.875% 10/15/17		379,000	420,612
Omega Healthcare Investors, Inc.:
7% 1/15/16		435,000	443,700
7.5% 2/15/20		189,000	202,230
Potlatch Corp. 7.5% 11/1/19		189,000	190,890
ProLogis LP 7.625% 7/1/17		297,000	337,343
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	206,747
Senior Housing Properties Trust 6.75% 4/15/20		134,000	136,519
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		95,000	101,059
5.25% 1/15/16		189,000	202,189
			8,979,100
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
5.4% 11/1/14		284,000	293,071
5.75% 4/1/12		189,000	190,208
6% 4/1/16		189,000	197,499
7.5% 5/15/15		95,000	104,190
CB Richard Ellis Services, Inc. 11.625% 6/15/17		189,000	217,823
Colonial Properties Trust:
6.15% 4/15/13		237,000	242,706
6.25% 6/15/14		302,000	314,158
Colonial Realty LP 6.05% 9/1/16		284,000	291,102
Duke Realty LP 6.25% 5/15/13		142,000	148,519
First Industrial LP 5.75% 1/15/16		189,000	179,062
Forest City Enterprises, Inc.:
6.5% 2/1/17		1,022,000	960,680
7.625% 6/1/15		205,000	202,438
Highwoods/Forsyth LP 5.85% 3/15/17		607,000	642,162
Host Hotels & Resorts LP:
6.875% 11/1/14		379,000	384,685
9% 5/15/17		142,000	156,200
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Post Apartment Homes LP 6.3% 6/1/13		$ 189,000	$ 197,550
Regency Centers LP 5.875% 6/15/17		114,000	124,175
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		189,000	195,143
			5,041,371
Thrifts & Mortgage Finance - 0.2%
Wrightwood Capital LLC 1.9% 4/20/20		5,336,609	1,835,794
TOTAL FINANCIALS			19,480,738
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		508,000	513,080
Skilled Healthcare Group, Inc. 11% 1/15/14		326,000	306,440
			819,520
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		379,000	420,753
TOTAL NONCONVERTIBLE BONDS			28,179,158
TOTAL CORPORATE BONDS (Cost $36,553,801)			29,550,563
U.S. Treasury Inflation Protected Obligations - 26.9%

U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		10,566,487	12,693,861
2% 1/15/26		11,075,566	13,606,376
2.125% 2/15/40		5,855,260	7,854,658
2.125% 2/15/41		8,847,938	11,957,710
2.375% 1/15/25		12,371,880	15,734,499
2.375% 1/15/27		14,805,768	19,118,956
2.5% 1/15/29		7,264,498	9,690,634
3.625% 4/15/28		6,120,800	9,110,775
3.875% 4/15/29		8,749,245	13,627,460
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (e)	Value
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16		$ 2,725,683	$ 2,843,048
0.5% 4/15/15		10,978,449	11,478,628
0.625% 4/15/13		7,311,623	7,437,920
0.625% 7/15/21		11,223,169	12,011,431
1.125% 1/15/21		14,258,778	15,902,036
1.25% 4/15/14		6,202,500	6,497,686
1.25% 7/15/20		13,904,780	15,726,498
1.375% 7/15/18		6,340,323	7,178,922
1.375% 1/15/20		6,322,511	7,197,318
1.625% 1/15/15		11,891,904	12,816,350
1.625% 1/15/18		5,871,232	6,688,191
1.875% 7/15/13		9,028,380	9,446,774
1.875% 7/15/15		17,534,277	19,335,647
1.875% 7/15/19		5,891,078	6,940,881
2% 1/15/14		7,849,135	8,309,729
2% 7/15/14		13,278,839	14,304,872
2% 1/15/16		96,974	108,331
2.125% 1/15/19		6,623,265	7,873,943
2.375% 1/15/17		8,090,062	9,387,605
2.5% 7/15/16		25,711,154	29,734,367
2.625% 7/15/17		8,601,567	10,239,251
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $304,883,520)			334,854,357
Asset-Backed Securities - 1.2%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (g)		312,000	311,969
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6519% 3/23/19 (g)(h)		334,774	277,862
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (g)		825,332	818,729
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4358% 1/20/37 (g)(h)		277,706	217,219
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (g)		1,330,284	1,157,347
CBRE Realty Finance CDO 2007-1/LLC 0.6336% 4/7/52 (g)(h)		1,444,855	920,199
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	232,478
Series 2002-2 Class M2, 9.163% 3/1/33		474,000	268,260
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (g)		$ 181,452	$ 0
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (g)		406,000	326,830
Class B2, 1.9238% 12/28/35 (g)(h)		399,000	273,315
Class D, 9% 12/28/35 (g)		500,000	105,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 2.0738% 6/28/38 (g)(h)		510,000	436,050
Class D, 9% 6/28/38 (g)		1,100,000	770,000
Crest Ltd. Series 2002-IGA Class A, 0.8747% 7/28/17 (g)(h)		2,673	2,659
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		381,000	347,117
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.8767% 11/28/39 (g)(h)		857,915	25,737
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.9436% 9/25/46 (g)(h)		750,000	13,950
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (g)		750,000	0
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		893,747	333,186
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (g)		624,362	0
Merit Securities Corp. Series 13 Class M1, 7.91% 12/28/33 (h)		1,900,000	1,744,178
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.1867% 8/28/38 (g)(h)		836,000	712,690
Class C1B, 7.696% 8/28/38 (g)		1,211,876	893,153
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (g)		7,540	7,539
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		70,512	19,265
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.085% 2/5/36 (g)(h)		293,852	29
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (g)		178,076	177,630
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0% 9/25/26 (g)(h)		$ 568,000	$ 227,200
Series 2006-1A:
Class A1A, 0.8338% 9/25/26 (g)(h)		305,327	242,735
Class A1B, 0.9038% 9/25/26 (g)(h)		609,000	453,705
Class A2A, 0.7938% 9/25/26 (g)(h)		850,405	718,593
Class F, 1.7238% 9/25/26 (g)(h)		426,000	276,900
Class G, 1.9238% 9/25/26 (g)(h)		289,000	180,625
Class H, 2.2238% 9/25/26 (g)(h)		814,000	488,400
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.7994% 11/21/40 (g)(h)		2,500,000	1,925,000
Class F, 2.4294% 11/21/40 (g)(h)		1,500,000	300,000
TOTAL ASSET-BACKED SECURITIES (Cost $20,103,370)			15,205,549
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.4583% 6/15/22 (g)(h)		437,253	422,959
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (g)		414,656	0
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (g)(h)		6,150	158
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7014% 1/25/19 (g)(h)		46,131	35,870
Class B4, 4.7014% 1/25/19 (g)(h)		92,262	54,929
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.6184% 4/25/20 (g)(h)		95,000	88,229
Series 2010-K6 Class B, 5.5326% 12/25/46 (g)(h)		189,000	174,916
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		189,000	192,062
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (g)		395,000	394,423
RESIX Finance Ltd. floater Series 2005-C Class B7, 3.3763% 9/10/37 (g)(h)		88,993	222
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,790,706)			1,363,768
Commercial Mortgage Securities - 2.0%
		Principal Amount (e)	Value
ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (k)		$ 2,266,615	$ 2,187,461
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2005-1 Class A3, 4.877% 11/10/42		26,625	26,607
Series 2005-1 Class CJ, 5.3535% 11/10/42 (h)		275,000	271,133
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.2783% 3/15/22 (g)(h)		498,000	388,440
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6201% 3/11/39 (h)		568,000	498,049
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (g)		379,000	314,022
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (g)(h)	CAD	1,605,000	1,180,898
Class G, 5.01% 5/15/44 (g)(h)	CAD	351,000	234,761
Class H, 5.01% 5/15/44 (g)(h)	CAD	235,000	134,892
Class J, 5.01% 5/15/44 (g)(h)	CAD	235,000	123,576
Class K, 5.01% 5/15/44 (g)(h)	CAD	118,000	52,380
Class L, 5.01% 5/15/44 (g)(h)	CAD	421,000	172,203
Class M, 5.01% 5/15/44 (g)(h)	CAD	1,927,737	727,993
COMM pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.4083% 12/15/20 (g)(h)		379,000	345,627
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (g)		437,540	417,850
Communication Mortgage Trust Series 2011-THL Class F, 4.867% 6/9/28 (g)		850,000	700,766
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C2 Class F, 6.75% 11/15/30 (g)		189,000	206,894
Series 2003-C3 Class D, 4.131% 5/15/38		379,000	376,546
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.9436% 3/25/17 (g)(h)		273,000	191,100
CRESIX Finance Ltd. Series 2006-AA:
Class F, 4.4936% 3/25/17 (g)(h)		417,000	271,050
Class G, 7.2936% 3/25/17 (g)(h)		354,000	212,400
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		454,000	370,040
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.4523% 6/10/31 (g)(h)		474,000	500,173
FHMLC Multi-class participation certificates guaranteed Series K013 Class X3, 2.8845% 1/25/43 (h)(j)		1,124,000	185,453
Freddie Mac Multi-class participation certificates guaranteed:
Series K011 Class X3, 2.6617% 12/25/43 (h)(j)		1,156,048	174,549
Series K012 Class X3, 2.3656% 1/25/41 (h)(j)		665,148	91,240
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		$ 1,288,228	$ 1,223,816
GE Capital Commercial Mortgage Corp. Series 2002-1A Class H, 7.3638% 12/10/35 (g)(h)		242,000	241,062
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (h)		106,375	110,646
Class G, 6.75% 4/15/29 (h)		256,000	279,326
Series 1999-C1 Class F, 6.02% 5/15/33 (g)		233,753	240,017
Series 1999-C3:
Class G, 6.974% 8/15/36 (g)		80,317	79,913
Class J, 6.974% 8/15/36		516,000	518,162
Series 2000-C1 Class K, 7% 3/15/33		80,608	59,256
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (g)		189,000	191,726
Series 2002-C1 Class H, 5.903% 1/11/35 (g)		216,000	216,152
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 6.4193% 3/6/20 (g)(h)		530,000	524,072
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (g)		500,000	468,800
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2010-CNTM Class MZ, 8.5% 8/5/20 (g)		1,000,000	911,283
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.6935% 12/5/27 (g)(h)		521,000	518,485
Series 2010-CNTR Class D, 6.3899% 8/5/32 (g)(h)		284,000	265,835
JPMorgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29		149,318	151,278
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		202,000	208,594
LB-UBS Commercial Mortgage Trust:
Series 2005-C2 Class AJ, 5.205% 4/15/30 (h)		1,137,000	1,112,553
Series 2006-C4 Class AJ, 6.0868% 6/15/38 (h)		379,000	308,728
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.6987% 6/25/43 (g)(h)		365,500	278,124
Series 2011-1 Class B, 5.6987% 6/25/43 (g)(h)		443,000	424,237
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/15/44 (g)		600,000	60
Class F, 10.813% 5/15/44 (g)		400,000	40
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (g)		$ 427,660	$ 427,925
Series 2006-HQ10 Class AM, 5.36% 11/12/41		881,000	875,459
Series 1997-RR Class F, 7.4% 4/30/39 (g)(h)		90,922	83,648
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		381,064	175,290
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		758,000	718,523
Series 2011-C2:
Class D, 5.496% 6/15/44 (g)(h)		358,000	297,383
Class E, 5.496% 6/15/44 (g)(h)		454,000	354,565
Class F, 5.496% 6/15/44 (g)(h)		343,000	234,403
Class XB, 0.54% 6/15/44 (g)(h)(j)		12,067,221	374,084
NationsLink Funding Corp. Series 1999-SL Class X, 11/10/30 (j)		945,389	822,489
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		198,014	205,321
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (g)		225,000	225,108
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		474,000	437,968
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.8533% 7/15/24 (g)(h)		341,000	229,035
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		379,000	370,768
Series 2004-C12 Class D, 5.495% 7/15/41 (h)		426,000	399,552
Series 2004-C14 Class B, 5.17% 8/15/41		632,000	607,720
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $26,653,055)			25,527,509
Common Stocks - 12.9%
	Shares
CONSUMER DISCRETIONARY - 0.5%
Household Durables - 0.5%
Standard Pacific Corp. (a)	139,900	444,882
Stanley Martin Communities LLC Class B (a)	6,300	5,453,784
		5,898,666
FINANCIALS - 11.8%
Capital Markets - 0.0%
HFF, Inc. (a)	24,500	253,085
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 11.6%
Acadia Realty Trust (SBI)	242,490	$ 4,883,749
Alexandria Real Estate Equities, Inc.	28,311	1,952,610
American Campus Communities, Inc.	6,700	281,132
Annaly Capital Management, Inc.	14,100	225,036
Anworth Mortgage Asset Corp.	63,600	399,408
Apartment Investment & Management Co. Class A	5,500	126,005
AvalonBay Communities, Inc.	12,878	1,681,867
Boston Properties, Inc.	60,442	6,020,023
Brandywine Realty Trust (SBI)	20,100	190,950
Camden Property Trust (SBI)	76,135	4,738,642
CapLease, Inc.	49,800	201,192
CBL & Associates Properties, Inc.	298,620	4,688,334
Chesapeake Lodging Trust	145,166	2,244,266
CommonWealth REIT	10,200	169,728
Coresite Realty Corp.	13,800	245,916
Cousins Properties, Inc.	13,600	87,176
Cys Investments, Inc.	53,780	706,669
DCT Industrial Trust, Inc.	274,027	1,403,018
DDR Corp.	341,788	4,159,560
DiamondRock Hospitality Co.	229,510	2,212,476
Digital Realty Trust, Inc. (f)	81,760	5,450,939
Douglas Emmett, Inc.	180,430	3,291,043
Dynex Capital, Inc.	39,100	356,983
Education Realty Trust, Inc.	342,682	3,505,637
Equity Lifestyle Properties, Inc.	36,600	2,440,854
Equity One, Inc.	33,658	571,513
Equity Residential (SBI)	94,839	5,408,668
Essex Property Trust, Inc.	38,287	5,379,706
Excel Trust, Inc.	102,250	1,227,000
Glimcher Realty Trust	152,604	1,403,957
HCP, Inc.	72,261	2,993,773
Health Care REIT, Inc.	37,197	2,028,352
Healthcare Realty Trust, Inc.	14,800	275,132
Highwoods Properties, Inc. (SBI)	113,573	3,369,711
Hospitality Properties Trust (SBI)	2,700	62,046
Host Hotels & Resorts, Inc.	130,803	1,931,960
Kite Realty Group Trust	114,433	516,093
Lexington Corporate Properties Trust	46,800	350,532
LTC Properties, Inc.	10,000	308,600
MFA Financial, Inc.	293,066	1,969,404
Mid-America Apartment Communities, Inc.	1,900	118,845
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Monmouth Real Estate Investment Corp. Class A	20,900	$ 191,235
National Retail Properties, Inc.	9,200	242,696
Omega Healthcare Investors, Inc.	15,099	292,166
Pebblebrook Hotel Trust	4,800	92,064
Post Properties, Inc.	68,617	2,999,935
Prologis, Inc.	321,793	9,200,062
Public Storage	79,458	10,683,923
Senior Housing Properties Trust (SBI)	10,500	235,620
Simon Property Group, Inc.	124,221	16,017,056
SL Green Realty Corp.	76,019	5,065,906
Stag Industrial, Inc.	77,150	884,911
Summit Hotel Properties, Inc.	41,600	392,704
Sunstone Hotel Investors, Inc. (a)	148,182	1,207,683
The Macerich Co.	45,656	2,310,194
Two Harbors Investment Corp.	38,800	358,512
Ventas, Inc.	208,068	11,470,789
Vornado Realty Trust	32,572	2,503,484
Weyerhaeuser Co.	36,152	674,958
		144,402,403
Real Estate Management & Development - 0.2%
Brookfield Properties Corp.	64,730	1,015,061
Forest City Enterprises, Inc. Class A (a)	75,513	892,564
The St. Joe Co. (a)	36,621	536,864
		2,444,489
TOTAL FINANCIALS		147,099,977
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.6%
Brookdale Senior Living, Inc. (a)	191,302	3,326,742
Capital Senior Living Corp. (a)	51,400	408,116
Emeritus Corp. (a)	155,975	2,731,122
Sunrise Senior Living, Inc. (a)	81,551	528,450
		6,994,430
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
American Tower Corp. Class A	9,700	582,097
TOTAL COMMON STOCKS (Cost $180,113,352)		160,575,170
Preferred Stocks - 1.5%
	Shares	Value
Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
CommonWealth REIT 6.50%	22,800	$ 462,612
Excel Trust, Inc. 7.00% (g)	43,800	974,550
Health Care REIT, Inc. Series I, 6.50%	3,800	194,750
Lexington Corporate Properties Trust Series C 6.50%	13,700	575,263
		2,207,175
Real Estate Management & Development - 0.0%
Grubb & Ellis Co. 12.00% (g)	7,259	47,184
TOTAL FINANCIALS		2,254,359
Nonconvertible Preferred Stocks - 1.3%
FINANCIALS - 1.3%
Diversified Financial Services - 0.0%
DRA CRT Acquisition Corp. Series A, 8.50%	300	900
Red Lion Hotels Capital Trust 9.50%	26,265	651,372
		652,272
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	10,100	267,448
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	815
Series B, 9.25% (a)	233,544	234
Annaly Capital Management, Inc. Series A, 7.875%	35,200	928,576
Anworth Mortgage Asset Corp. Series A, 8.625%	41,700	1,074,609
Apartment Investment & Management Co.:
Series T, 8.00%	15,100	381,879
Series U, 7.75%	7,627	191,133
BioMed Realty Trust, Inc. Series A, 7.375%	3,800	96,634
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	1,900	47,291
7.375%	10,347	245,017
Cedar Shopping Centers, Inc. 8.875%	9,600	228,192
CenterPoint Properties Trust Series D, 5.377%	5,280	2,917,200
Cousins Properties, Inc.:
Series A, 7.75%	15,100	363,910
Series B, 7.50%	8,259	199,703
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP Series L, 6.60%	1,034	$ 25,292
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	13,500	27,000
Equity Lifestyle Properties, Inc. 8.034%	22,300	564,413
Equity Residential (depositary shares) Series N, 6.48%	4,000	102,400
Essex Property Trust, Inc. Series H, 7.125%	1,900	48,640
Glimcher Realty Trust Series G, 8.125%	7,200	171,648
Health Care REIT, Inc. Series F, 7.625%	9,500	244,625
HomeBanc Mortgage Corp. Series A (a)	213,315	2
Hospitality Properties Trust:
Series B, 8.875%	27,257	707,592
Series C, 7.00%	14,198	351,117
Hudson Pacific Properties, Inc. 8.375%	5,200	134,888
Kimco Realty Corp. Series G, 7.75%	8,551	220,188
Kite Realty Group Trust 8.25%	900	20,745
LaSalle Hotel Properties:
Series E, 8.00%	17,300	438,209
Series G, 7.25%	16,540	396,960
LBA Realty Fund II Series B, 7.625% (a)	27,795	430,823
Lexington Corporate Properties Trust Series B, 8.05%	11,200	278,880
Lexington Realty Trust 7.55%	3,785	90,499
MFA Financial, Inc. Series A, 8.50%	71,600	1,817,924
Pebblebrook Hotel Trust:
Series A, 7.875%	11,500	276,115
Series B, 8.00%	7,600	173,356
Prologis, Inc.:
Series O, 7.00%	100	2,475
Series Q, 8.54%	3,700	201,997
PS Business Parks, Inc. Series P, 6.70%	12,300	306,762
Public Storage Series N, 7.00%	7,600	199,424
Regency Centers Corp. 7.25%	5,925	148,303
Saul Centers, Inc.:
8.00%	8,600	222,310
Series B (depositary shares) 9.00%	5,600	153,048
Stag Industrial, Inc. Series A, 9.00% (a)	40,000	1,002,000
Sunstone Hotel Investors, Inc. Series A, 8.00%	8,600	202,358
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
UMH Properties, Inc. Series A, 8.25%	9,500	$ 243,010
Weingarten Realty Investors (SBI) Series F, 6.50%	14,746	371,452
		16,517,096
TOTAL FINANCIALS		17,169,368
TOTAL PREFERRED STOCKS (Cost $34,796,363)		19,423,727
Floating Rate Loans - 1.0%
	Principal Amount (e)
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.3%
Extended Stay America, Inc. term loan 9.75% 11/1/15	$ 3,500,000	3,438,750
Household Durables - 0.1%
TOUSA, Inc. Tranche 1LN, term loan 7/31/12 (d)(h)	3,000,000	1,327,500
Media - 0.1%
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (h)	1,144,250	1,018,383
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.53% 10/27/13 (h)	91,200	89,376
TOTAL CONSUMER DISCRETIONARY		5,874,009
FINANCIALS - 0.5%
Diversified Financial Services - 0.0%
Capital Automotive LP term loan 5% 3/11/17 (h)	447,639	434,210
Real Estate Management & Development - 0.5%
CB Richard Ellis Services, Inc. Tranche D, term loan 3.7763% 9/4/19 (h)	187,030	183,289
CityCenter term loan 8.75% 7/1/13 (h)	5,000,000	4,885,000
Realogy Corp.:
Credit-Linked Deposit 3.1911% 10/10/13 (h)	54,450	50,502
Floating Rate Loans - continued
	Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.: - continued
Tranche 2LN, term loan 13.5% 10/15/17	$ 281,000	$ 280,298
Tranche B, term loan 3.4414% 10/10/13 (h)	546,967	507,312
		5,906,401
TOTAL FINANCIALS		6,340,611
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc.:
Tranche B, term loan 2.757% 7/25/14 (h)	88,583	85,483
Tranche DD, term loan 2.5463% 7/25/14 (h)	5,293	5,108
		90,591
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (h)	746,840	653,485
TOTAL FLOATING RATE LOANS (Cost $14,984,314)		12,958,696
Commodity Funds - 24.3%
	Shares
Fidelity Commodity Strategy Central Fund (i) (Cost $361,805,219)	28,374,995	302,761,194
Fixed-Income Funds - 25.5%

Fidelity Floating Rate Central Fund (i) (Cost $326,817,702)	3,228,275	317,339,433
Preferred Securities - 0.0%
	Principal Amount (e)	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g)	$ 500,000	$ 15,000
Ipswich Street CDO Series 2006-1, 6/27/46 (d)(g)	2,250,000	0
		15,000
TOTAL PREFERRED SECURITIES (Cost $2,747,213)		15,000
Money Market Funds - 1.4%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	12,750,542	12,750,542
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	4,278,510	4,278,510
TOTAL MONEY MARKET FUNDS (Cost $17,029,052)		17,029,052
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $1,328,277,667)		1,236,604,018
NET OTHER ASSETS (LIABILITIES) - 0.8%		9,484,960
NET ASSETS - 100%		$ 1,246,088,978
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,605,829 or 2.5% of net assets.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,187,461 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 2,194,910
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,882
Fidelity Commodity Strategy Central Fund	113,830
Fidelity Floating Rate Central Fund	7,587,575
Fidelity Securities Lending Cash Central Fund	3,721
Total	$ 7,711,008
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds*	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 1,320,668,046	$ 15,113,839	$ 1,072,675,021	$ 302,761,194	27.7%
Fidelity Floating Rate Central Fund	1,476,044,498	-	1,189,863,532	317,339,433	11.3%
Total	$ 2,796,712,544	$ 15,113,839	$ 2,262,538,553	$ 620,100,627
* Includes the value of shares redeemed through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,898,666	$ 444,882	$ -	$ 5,453,784
Financials	166,523,704	161,729,383	1,876,304	2,918,017
Health Care	6,994,430	6,994,430	-	-
Telecommunication Services	582,097	582,097	-	-
Corporate Bonds	29,550,563	-	24,617,346	4,933,217
U.S. Government and Government Agency Obligations	334,854,357	-	334,854,357	-
Asset-Backed Securities	15,205,549	-	4,342,911	10,862,638
Collateralized Mortgage Obligations	1,363,768	-	1,363,388	380
Commercial Mortgage Securities	25,527,509	-	18,275,651	7,251,858
Floating Rate Loans	12,958,696	-	4,634,946	8,323,750
Fixed-Income Funds	317,339,433	317,339,433	-	-
Preferred Securities	15,000	-	-	15,000
Money Market Funds	17,029,052	17,029,052	-	-
Commodity Funds	302,761,194	302,761,194	-	-
Total Investments in Securities:	$ 1,236,604,018	$ 806,880,471	$ 389,964,903	$ 39,758,644
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 5,171,292
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	282,492
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 5,453,784
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ 282,492
Equities - Financials
Beginning Balance	$ 2,983,444
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(65,193)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(234)
Ending Balance	$ 2,918,017
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ (65,193)
Corporate Bonds
Beginning Balance	$ 4,840,741
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	46,764
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	45,712
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,933,217
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ 46,764
Asset-Backed Securities
Beginning Balance	$ 31,071,949
Total Realized Gain (Loss)	(622,103)
Total Unrealized Gain (Loss)	1,177,687
Cost of Purchases	33,014
Proceeds of Sales	(23,942,024)
Amortization/Accretion	(5,345)
Transfers in to Level 3	3,149,460
Transfers out of Level 3	-
Ending Balance	$ 10,862,638
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ 1,177,687
Collateralized Mortgage Obligations
Beginning Balance	$ 781
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	224
Cost of Purchases	2,682
Proceeds of Sales	(202)
Amortization/Accretion	(4,108)
Transfers in to Level 3	1,003
Transfers out of Level 3	-
Ending Balance	$ 380
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ 224
Commercial Mortgage Securities
Beginning Balance	$ 19,990,336
Total Realized Gain (Loss)	(1,418,875)
Total Unrealized Gain (Loss)	1,005,376
Cost of Purchases	-
Proceeds of Sales	(11,825,103)
Amortization/Accretion	(29,094)
Transfers in to Level 3	-
Transfers out of Level 3	(470,782)
Ending Balance	$ 7,251,858
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ 1,005,376
Floating Rate Loans
Beginning Balance	$ 8,490,500
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(167,959)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	1,209
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 8,323,750
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ (167,959)
Preferred Securities
Beginning Balance	$ 15,017
Total Realized Gain (Loss)	(1,600,500)
Total Unrealized Gain (Loss)	1,601,311
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	(828)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 15,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ 828

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities delivered through affiliated in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $1,349,752,478. Net unrealized depreciation aggregated $113,148,460, of which $43,904,377 related to appreciated investment securities and $157,052,837 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Strategic
Real Return Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2011

1.828814.106

ARRS-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 2.4%
		Principal Amount (e)	Value
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 125,000	$ 100,000
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
CapLease, Inc. 7.5% 10/1/27 (g)		1,042,000	1,044,605
Real Estate Management & Development - 0.0%
Grubb & Ellis Co. 7.95% 5/1/15 (g)		360,000	226,800
TOTAL FINANCIALS			1,271,405
TOTAL CONVERTIBLE BONDS			1,371,405
Nonconvertible Bonds - 2.3%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (g)		617,462	660,886
Household Durables - 0.5%
D.R. Horton, Inc. 6.5% 4/15/16		189,000	195,851
KB Home:
5.75% 2/1/14		96,000	92,160
5.875% 1/15/15		284,000	258,440
6.25% 6/15/15		966,000	888,720
7.25% 6/15/18		330,000	300,300
9.1% 9/15/17		370,000	352,425
Lennar Corp.:
5.5% 9/1/14		758,000	758,000
5.6% 5/31/15		284,000	281,160
M/I Homes, Inc. 8.625% 11/15/18		781,000	702,900
Meritage Homes Corp. 6.25% 3/15/15		663,000	653,055
Ryland Group, Inc. 8.4% 5/15/17		129,000	134,160
Standard Pacific Corp.:
8.375% 5/15/18		1,348,000	1,283,970
10.75% 9/15/16		301,000	316,050
			6,217,191
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.0%
Sears Holdings Corp. 6.625% 10/15/18		$ 82,000	$ 62,320
Specialty Retail - 0.0%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		475,000	517,750
TOTAL CONSUMER DISCRETIONARY			7,458,147
FINANCIALS - 1.6%
Diversified Financial Services - 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16		508,000	527,050
Sunwest Management, Inc. 7.9726% 2/10/15		3,560,257	3,097,423
			3,624,473
Real Estate Investment Trusts - 0.7%
Camden Property Trust 5% 6/15/15		265,000	281,499
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		214,000	229,970
Developers Diversified Realty Corp.:
5.375% 10/15/12		379,000	382,558
7.5% 7/15/18		563,000	602,644
9.625% 3/15/16		526,000	611,973
Equity One, Inc.:
5.375% 10/15/15		95,000	97,910
6% 9/15/16		189,000	196,465
6.25% 12/15/14		189,000	198,790
6.25% 1/15/17		189,000	197,826
Health Care Property Investors, Inc.:
6% 3/1/15		284,000	303,960
6.3% 9/15/16		900,000	987,660
7.072% 6/8/15		95,000	103,518
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		189,000	193,884
6.5% 1/17/17		119,000	127,826
HMB Capital Trust V 4.1463% 12/15/36 (d)(g)(h)		4,300,000	0
Hospitality Properties Trust:
5.625% 3/15/17		292,000	295,800
6.7% 1/15/18		189,000	200,225
6.75% 2/15/13		237,000	240,838
7.875% 8/15/14		95,000	103,239
HRPT Properties Trust 6.5% 1/15/13		189,000	191,416
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
iStar Financial, Inc.:
5.875% 3/15/16		$ 689,000	$ 558,090
5.95% 10/15/13		662,000	569,320
6.05% 4/15/15		78,000	62,400
National Retail Properties, Inc. 6.875% 10/15/17		379,000	420,612
Omega Healthcare Investors, Inc.:
7% 1/15/16		435,000	443,700
7.5% 2/15/20		189,000	202,230
Potlatch Corp. 7.5% 11/1/19		189,000	190,890
ProLogis LP 7.625% 7/1/17		297,000	337,343
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	206,747
Senior Housing Properties Trust 6.75% 4/15/20		134,000	136,519
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		95,000	101,059
5.25% 1/15/16		189,000	202,189
			8,979,100
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
5.4% 11/1/14		284,000	293,071
5.75% 4/1/12		189,000	190,208
6% 4/1/16		189,000	197,499
7.5% 5/15/15		95,000	104,190
CB Richard Ellis Services, Inc. 11.625% 6/15/17		189,000	217,823
Colonial Properties Trust:
6.15% 4/15/13		237,000	242,706
6.25% 6/15/14		302,000	314,158
Colonial Realty LP 6.05% 9/1/16		284,000	291,102
Duke Realty LP 6.25% 5/15/13		142,000	148,519
First Industrial LP 5.75% 1/15/16		189,000	179,062
Forest City Enterprises, Inc.:
6.5% 2/1/17		1,022,000	960,680
7.625% 6/1/15		205,000	202,438
Highwoods/Forsyth LP 5.85% 3/15/17		607,000	642,162
Host Hotels & Resorts LP:
6.875% 11/1/14		379,000	384,685
9% 5/15/17		142,000	156,200
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Post Apartment Homes LP 6.3% 6/1/13		$ 189,000	$ 197,550
Regency Centers LP 5.875% 6/15/17		114,000	124,175
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		189,000	195,143
			5,041,371
Thrifts & Mortgage Finance - 0.2%
Wrightwood Capital LLC 1.9% 4/20/20		5,336,609	1,835,794
TOTAL FINANCIALS			19,480,738
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		508,000	513,080
Skilled Healthcare Group, Inc. 11% 1/15/14		326,000	306,440
			819,520
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		379,000	420,753
TOTAL NONCONVERTIBLE BONDS			28,179,158
TOTAL CORPORATE BONDS (Cost $36,553,801)			29,550,563
U.S. Treasury Inflation Protected Obligations - 26.9%

U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		10,566,487	12,693,861
2% 1/15/26		11,075,566	13,606,376
2.125% 2/15/40		5,855,260	7,854,658
2.125% 2/15/41		8,847,938	11,957,710
2.375% 1/15/25		12,371,880	15,734,499
2.375% 1/15/27		14,805,768	19,118,956
2.5% 1/15/29		7,264,498	9,690,634
3.625% 4/15/28		6,120,800	9,110,775
3.875% 4/15/29		8,749,245	13,627,460
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (e)	Value
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16		$ 2,725,683	$ 2,843,048
0.5% 4/15/15		10,978,449	11,478,628
0.625% 4/15/13		7,311,623	7,437,920
0.625% 7/15/21		11,223,169	12,011,431
1.125% 1/15/21		14,258,778	15,902,036
1.25% 4/15/14		6,202,500	6,497,686
1.25% 7/15/20		13,904,780	15,726,498
1.375% 7/15/18		6,340,323	7,178,922
1.375% 1/15/20		6,322,511	7,197,318
1.625% 1/15/15		11,891,904	12,816,350
1.625% 1/15/18		5,871,232	6,688,191
1.875% 7/15/13		9,028,380	9,446,774
1.875% 7/15/15		17,534,277	19,335,647
1.875% 7/15/19		5,891,078	6,940,881
2% 1/15/14		7,849,135	8,309,729
2% 7/15/14		13,278,839	14,304,872
2% 1/15/16		96,974	108,331
2.125% 1/15/19		6,623,265	7,873,943
2.375% 1/15/17		8,090,062	9,387,605
2.5% 7/15/16		25,711,154	29,734,367
2.625% 7/15/17		8,601,567	10,239,251
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $304,883,520)			334,854,357
Asset-Backed Securities - 1.2%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (g)		312,000	311,969
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6519% 3/23/19 (g)(h)		334,774	277,862
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (g)		825,332	818,729
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4358% 1/20/37 (g)(h)		277,706	217,219
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (g)		1,330,284	1,157,347
CBRE Realty Finance CDO 2007-1/LLC 0.6336% 4/7/52 (g)(h)		1,444,855	920,199
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	232,478
Series 2002-2 Class M2, 9.163% 3/1/33		474,000	268,260
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (g)		$ 181,452	$ 0
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (g)		406,000	326,830
Class B2, 1.9238% 12/28/35 (g)(h)		399,000	273,315
Class D, 9% 12/28/35 (g)		500,000	105,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 2.0738% 6/28/38 (g)(h)		510,000	436,050
Class D, 9% 6/28/38 (g)		1,100,000	770,000
Crest Ltd. Series 2002-IGA Class A, 0.8747% 7/28/17 (g)(h)		2,673	2,659
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		381,000	347,117
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.8767% 11/28/39 (g)(h)		857,915	25,737
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.9436% 9/25/46 (g)(h)		750,000	13,950
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (g)		750,000	0
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		893,747	333,186
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (g)		624,362	0
Merit Securities Corp. Series 13 Class M1, 7.91% 12/28/33 (h)		1,900,000	1,744,178
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.1867% 8/28/38 (g)(h)		836,000	712,690
Class C1B, 7.696% 8/28/38 (g)		1,211,876	893,153
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (g)		7,540	7,539
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		70,512	19,265
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.085% 2/5/36 (g)(h)		293,852	29
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (g)		178,076	177,630
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0% 9/25/26 (g)(h)		$ 568,000	$ 227,200
Series 2006-1A:
Class A1A, 0.8338% 9/25/26 (g)(h)		305,327	242,735
Class A1B, 0.9038% 9/25/26 (g)(h)		609,000	453,705
Class A2A, 0.7938% 9/25/26 (g)(h)		850,405	718,593
Class F, 1.7238% 9/25/26 (g)(h)		426,000	276,900
Class G, 1.9238% 9/25/26 (g)(h)		289,000	180,625
Class H, 2.2238% 9/25/26 (g)(h)		814,000	488,400
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.7994% 11/21/40 (g)(h)		2,500,000	1,925,000
Class F, 2.4294% 11/21/40 (g)(h)		1,500,000	300,000
TOTAL ASSET-BACKED SECURITIES (Cost $20,103,370)			15,205,549
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.4583% 6/15/22 (g)(h)		437,253	422,959
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (g)		414,656	0
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (g)(h)		6,150	158
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7014% 1/25/19 (g)(h)		46,131	35,870
Class B4, 4.7014% 1/25/19 (g)(h)		92,262	54,929
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.6184% 4/25/20 (g)(h)		95,000	88,229
Series 2010-K6 Class B, 5.5326% 12/25/46 (g)(h)		189,000	174,916
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		189,000	192,062
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (g)		395,000	394,423
RESIX Finance Ltd. floater Series 2005-C Class B7, 3.3763% 9/10/37 (g)(h)		88,993	222
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,790,706)			1,363,768
Commercial Mortgage Securities - 2.0%
		Principal Amount (e)	Value
ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (k)		$ 2,266,615	$ 2,187,461
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2005-1 Class A3, 4.877% 11/10/42		26,625	26,607
Series 2005-1 Class CJ, 5.3535% 11/10/42 (h)		275,000	271,133
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.2783% 3/15/22 (g)(h)		498,000	388,440
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6201% 3/11/39 (h)		568,000	498,049
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (g)		379,000	314,022
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (g)(h)	CAD	1,605,000	1,180,898
Class G, 5.01% 5/15/44 (g)(h)	CAD	351,000	234,761
Class H, 5.01% 5/15/44 (g)(h)	CAD	235,000	134,892
Class J, 5.01% 5/15/44 (g)(h)	CAD	235,000	123,576
Class K, 5.01% 5/15/44 (g)(h)	CAD	118,000	52,380
Class L, 5.01% 5/15/44 (g)(h)	CAD	421,000	172,203
Class M, 5.01% 5/15/44 (g)(h)	CAD	1,927,737	727,993
COMM pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.4083% 12/15/20 (g)(h)		379,000	345,627
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (g)		437,540	417,850
Communication Mortgage Trust Series 2011-THL Class F, 4.867% 6/9/28 (g)		850,000	700,766
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C2 Class F, 6.75% 11/15/30 (g)		189,000	206,894
Series 2003-C3 Class D, 4.131% 5/15/38		379,000	376,546
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.9436% 3/25/17 (g)(h)		273,000	191,100
CRESIX Finance Ltd. Series 2006-AA:
Class F, 4.4936% 3/25/17 (g)(h)		417,000	271,050
Class G, 7.2936% 3/25/17 (g)(h)		354,000	212,400
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		454,000	370,040
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.4523% 6/10/31 (g)(h)		474,000	500,173
FHMLC Multi-class participation certificates guaranteed Series K013 Class X3, 2.8845% 1/25/43 (h)(j)		1,124,000	185,453
Freddie Mac Multi-class participation certificates guaranteed:
Series K011 Class X3, 2.6617% 12/25/43 (h)(j)		1,156,048	174,549
Series K012 Class X3, 2.3656% 1/25/41 (h)(j)		665,148	91,240
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		$ 1,288,228	$ 1,223,816
GE Capital Commercial Mortgage Corp. Series 2002-1A Class H, 7.3638% 12/10/35 (g)(h)		242,000	241,062
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (h)		106,375	110,646
Class G, 6.75% 4/15/29 (h)		256,000	279,326
Series 1999-C1 Class F, 6.02% 5/15/33 (g)		233,753	240,017
Series 1999-C3:
Class G, 6.974% 8/15/36 (g)		80,317	79,913
Class J, 6.974% 8/15/36		516,000	518,162
Series 2000-C1 Class K, 7% 3/15/33		80,608	59,256
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (g)		189,000	191,726
Series 2002-C1 Class H, 5.903% 1/11/35 (g)		216,000	216,152
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 6.4193% 3/6/20 (g)(h)		530,000	524,072
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (g)		500,000	468,800
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2010-CNTM Class MZ, 8.5% 8/5/20 (g)		1,000,000	911,283
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.6935% 12/5/27 (g)(h)		521,000	518,485
Series 2010-CNTR Class D, 6.3899% 8/5/32 (g)(h)		284,000	265,835
JPMorgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29		149,318	151,278
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		202,000	208,594
LB-UBS Commercial Mortgage Trust:
Series 2005-C2 Class AJ, 5.205% 4/15/30 (h)		1,137,000	1,112,553
Series 2006-C4 Class AJ, 6.0868% 6/15/38 (h)		379,000	308,728
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.6987% 6/25/43 (g)(h)		365,500	278,124
Series 2011-1 Class B, 5.6987% 6/25/43 (g)(h)		443,000	424,237
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/15/44 (g)		600,000	60
Class F, 10.813% 5/15/44 (g)		400,000	40
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (g)		$ 427,660	$ 427,925
Series 2006-HQ10 Class AM, 5.36% 11/12/41		881,000	875,459
Series 1997-RR Class F, 7.4% 4/30/39 (g)(h)		90,922	83,648
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		381,064	175,290
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		758,000	718,523
Series 2011-C2:
Class D, 5.496% 6/15/44 (g)(h)		358,000	297,383
Class E, 5.496% 6/15/44 (g)(h)		454,000	354,565
Class F, 5.496% 6/15/44 (g)(h)		343,000	234,403
Class XB, 0.54% 6/15/44 (g)(h)(j)		12,067,221	374,084
NationsLink Funding Corp. Series 1999-SL Class X, 11/10/30 (j)		945,389	822,489
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		198,014	205,321
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (g)		225,000	225,108
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		474,000	437,968
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.8533% 7/15/24 (g)(h)		341,000	229,035
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		379,000	370,768
Series 2004-C12 Class D, 5.495% 7/15/41 (h)		426,000	399,552
Series 2004-C14 Class B, 5.17% 8/15/41		632,000	607,720
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $26,653,055)			25,527,509
Common Stocks - 12.9%
	Shares
CONSUMER DISCRETIONARY - 0.5%
Household Durables - 0.5%
Standard Pacific Corp. (a)	139,900	444,882
Stanley Martin Communities LLC Class B (a)	6,300	5,453,784
		5,898,666
FINANCIALS - 11.8%
Capital Markets - 0.0%
HFF, Inc. (a)	24,500	253,085
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 11.6%
Acadia Realty Trust (SBI)	242,490	$ 4,883,749
Alexandria Real Estate Equities, Inc.	28,311	1,952,610
American Campus Communities, Inc.	6,700	281,132
Annaly Capital Management, Inc.	14,100	225,036
Anworth Mortgage Asset Corp.	63,600	399,408
Apartment Investment & Management Co. Class A	5,500	126,005
AvalonBay Communities, Inc.	12,878	1,681,867
Boston Properties, Inc.	60,442	6,020,023
Brandywine Realty Trust (SBI)	20,100	190,950
Camden Property Trust (SBI)	76,135	4,738,642
CapLease, Inc.	49,800	201,192
CBL & Associates Properties, Inc.	298,620	4,688,334
Chesapeake Lodging Trust	145,166	2,244,266
CommonWealth REIT	10,200	169,728
Coresite Realty Corp.	13,800	245,916
Cousins Properties, Inc.	13,600	87,176
Cys Investments, Inc.	53,780	706,669
DCT Industrial Trust, Inc.	274,027	1,403,018
DDR Corp.	341,788	4,159,560
DiamondRock Hospitality Co.	229,510	2,212,476
Digital Realty Trust, Inc. (f)	81,760	5,450,939
Douglas Emmett, Inc.	180,430	3,291,043
Dynex Capital, Inc.	39,100	356,983
Education Realty Trust, Inc.	342,682	3,505,637
Equity Lifestyle Properties, Inc.	36,600	2,440,854
Equity One, Inc.	33,658	571,513
Equity Residential (SBI)	94,839	5,408,668
Essex Property Trust, Inc.	38,287	5,379,706
Excel Trust, Inc.	102,250	1,227,000
Glimcher Realty Trust	152,604	1,403,957
HCP, Inc.	72,261	2,993,773
Health Care REIT, Inc.	37,197	2,028,352
Healthcare Realty Trust, Inc.	14,800	275,132
Highwoods Properties, Inc. (SBI)	113,573	3,369,711
Hospitality Properties Trust (SBI)	2,700	62,046
Host Hotels & Resorts, Inc.	130,803	1,931,960
Kite Realty Group Trust	114,433	516,093
Lexington Corporate Properties Trust	46,800	350,532
LTC Properties, Inc.	10,000	308,600
MFA Financial, Inc.	293,066	1,969,404
Mid-America Apartment Communities, Inc.	1,900	118,845
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Monmouth Real Estate Investment Corp. Class A	20,900	$ 191,235
National Retail Properties, Inc.	9,200	242,696
Omega Healthcare Investors, Inc.	15,099	292,166
Pebblebrook Hotel Trust	4,800	92,064
Post Properties, Inc.	68,617	2,999,935
Prologis, Inc.	321,793	9,200,062
Public Storage	79,458	10,683,923
Senior Housing Properties Trust (SBI)	10,500	235,620
Simon Property Group, Inc.	124,221	16,017,056
SL Green Realty Corp.	76,019	5,065,906
Stag Industrial, Inc.	77,150	884,911
Summit Hotel Properties, Inc.	41,600	392,704
Sunstone Hotel Investors, Inc. (a)	148,182	1,207,683
The Macerich Co.	45,656	2,310,194
Two Harbors Investment Corp.	38,800	358,512
Ventas, Inc.	208,068	11,470,789
Vornado Realty Trust	32,572	2,503,484
Weyerhaeuser Co.	36,152	674,958
		144,402,403
Real Estate Management & Development - 0.2%
Brookfield Properties Corp.	64,730	1,015,061
Forest City Enterprises, Inc. Class A (a)	75,513	892,564
The St. Joe Co. (a)	36,621	536,864
		2,444,489
TOTAL FINANCIALS		147,099,977
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.6%
Brookdale Senior Living, Inc. (a)	191,302	3,326,742
Capital Senior Living Corp. (a)	51,400	408,116
Emeritus Corp. (a)	155,975	2,731,122
Sunrise Senior Living, Inc. (a)	81,551	528,450
		6,994,430
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
American Tower Corp. Class A	9,700	582,097
TOTAL COMMON STOCKS (Cost $180,113,352)		160,575,170
Preferred Stocks - 1.5%
	Shares	Value
Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
CommonWealth REIT 6.50%	22,800	$ 462,612
Excel Trust, Inc. 7.00% (g)	43,800	974,550
Health Care REIT, Inc. Series I, 6.50%	3,800	194,750
Lexington Corporate Properties Trust Series C 6.50%	13,700	575,263
		2,207,175
Real Estate Management & Development - 0.0%
Grubb & Ellis Co. 12.00% (g)	7,259	47,184
TOTAL FINANCIALS		2,254,359
Nonconvertible Preferred Stocks - 1.3%
FINANCIALS - 1.3%
Diversified Financial Services - 0.0%
DRA CRT Acquisition Corp. Series A, 8.50%	300	900
Red Lion Hotels Capital Trust 9.50%	26,265	651,372
		652,272
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	10,100	267,448
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	815
Series B, 9.25% (a)	233,544	234
Annaly Capital Management, Inc. Series A, 7.875%	35,200	928,576
Anworth Mortgage Asset Corp. Series A, 8.625%	41,700	1,074,609
Apartment Investment & Management Co.:
Series T, 8.00%	15,100	381,879
Series U, 7.75%	7,627	191,133
BioMed Realty Trust, Inc. Series A, 7.375%	3,800	96,634
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	1,900	47,291
7.375%	10,347	245,017
Cedar Shopping Centers, Inc. 8.875%	9,600	228,192
CenterPoint Properties Trust Series D, 5.377%	5,280	2,917,200
Cousins Properties, Inc.:
Series A, 7.75%	15,100	363,910
Series B, 7.50%	8,259	199,703
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP Series L, 6.60%	1,034	$ 25,292
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	13,500	27,000
Equity Lifestyle Properties, Inc. 8.034%	22,300	564,413
Equity Residential (depositary shares) Series N, 6.48%	4,000	102,400
Essex Property Trust, Inc. Series H, 7.125%	1,900	48,640
Glimcher Realty Trust Series G, 8.125%	7,200	171,648
Health Care REIT, Inc. Series F, 7.625%	9,500	244,625
HomeBanc Mortgage Corp. Series A (a)	213,315	2
Hospitality Properties Trust:
Series B, 8.875%	27,257	707,592
Series C, 7.00%	14,198	351,117
Hudson Pacific Properties, Inc. 8.375%	5,200	134,888
Kimco Realty Corp. Series G, 7.75%	8,551	220,188
Kite Realty Group Trust 8.25%	900	20,745
LaSalle Hotel Properties:
Series E, 8.00%	17,300	438,209
Series G, 7.25%	16,540	396,960
LBA Realty Fund II Series B, 7.625% (a)	27,795	430,823
Lexington Corporate Properties Trust Series B, 8.05%	11,200	278,880
Lexington Realty Trust 7.55%	3,785	90,499
MFA Financial, Inc. Series A, 8.50%	71,600	1,817,924
Pebblebrook Hotel Trust:
Series A, 7.875%	11,500	276,115
Series B, 8.00%	7,600	173,356
Prologis, Inc.:
Series O, 7.00%	100	2,475
Series Q, 8.54%	3,700	201,997
PS Business Parks, Inc. Series P, 6.70%	12,300	306,762
Public Storage Series N, 7.00%	7,600	199,424
Regency Centers Corp. 7.25%	5,925	148,303
Saul Centers, Inc.:
8.00%	8,600	222,310
Series B (depositary shares) 9.00%	5,600	153,048
Stag Industrial, Inc. Series A, 9.00% (a)	40,000	1,002,000
Sunstone Hotel Investors, Inc. Series A, 8.00%	8,600	202,358
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
UMH Properties, Inc. Series A, 8.25%	9,500	$ 243,010
Weingarten Realty Investors (SBI) Series F, 6.50%	14,746	371,452
		16,517,096
TOTAL FINANCIALS		17,169,368
TOTAL PREFERRED STOCKS (Cost $34,796,363)		19,423,727
Floating Rate Loans - 1.0%
	Principal Amount (e)
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.3%
Extended Stay America, Inc. term loan 9.75% 11/1/15	$ 3,500,000	3,438,750
Household Durables - 0.1%
TOUSA, Inc. Tranche 1LN, term loan 7/31/12 (d)(h)	3,000,000	1,327,500
Media - 0.1%
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (h)	1,144,250	1,018,383
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.53% 10/27/13 (h)	91,200	89,376
TOTAL CONSUMER DISCRETIONARY		5,874,009
FINANCIALS - 0.5%
Diversified Financial Services - 0.0%
Capital Automotive LP term loan 5% 3/11/17 (h)	447,639	434,210
Real Estate Management & Development - 0.5%
CB Richard Ellis Services, Inc. Tranche D, term loan 3.7763% 9/4/19 (h)	187,030	183,289
CityCenter term loan 8.75% 7/1/13 (h)	5,000,000	4,885,000
Realogy Corp.:
Credit-Linked Deposit 3.1911% 10/10/13 (h)	54,450	50,502
Floating Rate Loans - continued
	Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.: - continued
Tranche 2LN, term loan 13.5% 10/15/17	$ 281,000	$ 280,298
Tranche B, term loan 3.4414% 10/10/13 (h)	546,967	507,312
		5,906,401
TOTAL FINANCIALS		6,340,611
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc.:
Tranche B, term loan 2.757% 7/25/14 (h)	88,583	85,483
Tranche DD, term loan 2.5463% 7/25/14 (h)	5,293	5,108
		90,591
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (h)	746,840	653,485
TOTAL FLOATING RATE LOANS (Cost $14,984,314)		12,958,696
Commodity Funds - 24.3%
	Shares
Fidelity Commodity Strategy Central Fund (i) (Cost $361,805,219)	28,374,995	302,761,194
Fixed-Income Funds - 25.5%

Fidelity Floating Rate Central Fund (i) (Cost $326,817,702)	3,228,275	317,339,433
Preferred Securities - 0.0%
	Principal Amount (e)	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g)	$ 500,000	$ 15,000
Ipswich Street CDO Series 2006-1, 6/27/46 (d)(g)	2,250,000	0
		15,000
TOTAL PREFERRED SECURITIES (Cost $2,747,213)		15,000
Money Market Funds - 1.4%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	12,750,542	12,750,542
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	4,278,510	4,278,510
TOTAL MONEY MARKET FUNDS (Cost $17,029,052)		17,029,052
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $1,328,277,667)		1,236,604,018
NET OTHER ASSETS (LIABILITIES) - 0.8%		9,484,960
NET ASSETS - 100%		$ 1,246,088,978
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,605,829 or 2.5% of net assets.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,187,461 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 2,194,910
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,882
Fidelity Commodity Strategy Central Fund	113,830
Fidelity Floating Rate Central Fund	7,587,575
Fidelity Securities Lending Cash Central Fund	3,721
Total	$ 7,711,008
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds*	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 1,320,668,046	$ 15,113,839	$ 1,072,675,021	$ 302,761,194	27.7%
Fidelity Floating Rate Central Fund	1,476,044,498	-	1,189,863,532	317,339,433	11.3%
Total	$ 2,796,712,544	$ 15,113,839	$ 2,262,538,553	$ 620,100,627
* Includes the value of shares redeemed through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,898,666	$ 444,882	$ -	$ 5,453,784
Financials	166,523,704	161,729,383	1,876,304	2,918,017
Health Care	6,994,430	6,994,430	-	-
Telecommunication Services	582,097	582,097	-	-
Corporate Bonds	29,550,563	-	24,617,346	4,933,217
U.S. Government and Government Agency Obligations	334,854,357	-	334,854,357	-
Asset-Backed Securities	15,205,549	-	4,342,911	10,862,638
Collateralized Mortgage Obligations	1,363,768	-	1,363,388	380
Commercial Mortgage Securities	25,527,509	-	18,275,651	7,251,858
Floating Rate Loans	12,958,696	-	4,634,946	8,323,750
Fixed-Income Funds	317,339,433	317,339,433	-	-
Preferred Securities	15,000	-	-	15,000
Money Market Funds	17,029,052	17,029,052	-	-
Commodity Funds	302,761,194	302,761,194	-	-
Total Investments in Securities:	$ 1,236,604,018	$ 806,880,471	$ 389,964,903	$ 39,758,644
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 5,171,292
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	282,492
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 5,453,784
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ 282,492
Equities - Financials
Beginning Balance	$ 2,983,444
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(65,193)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(234)
Ending Balance	$ 2,918,017
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ (65,193)
Corporate Bonds
Beginning Balance	$ 4,840,741
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	46,764
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	45,712
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,933,217
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ 46,764
Asset-Backed Securities
Beginning Balance	$ 31,071,949
Total Realized Gain (Loss)	(622,103)
Total Unrealized Gain (Loss)	1,177,687
Cost of Purchases	33,014
Proceeds of Sales	(23,942,024)
Amortization/Accretion	(5,345)
Transfers in to Level 3	3,149,460
Transfers out of Level 3	-
Ending Balance	$ 10,862,638
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ 1,177,687
Collateralized Mortgage Obligations
Beginning Balance	$ 781
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	224
Cost of Purchases	2,682
Proceeds of Sales	(202)
Amortization/Accretion	(4,108)
Transfers in to Level 3	1,003
Transfers out of Level 3	-
Ending Balance	$ 380
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ 224
Commercial Mortgage Securities
Beginning Balance	$ 19,990,336
Total Realized Gain (Loss)	(1,418,875)
Total Unrealized Gain (Loss)	1,005,376
Cost of Purchases	-
Proceeds of Sales	(11,825,103)
Amortization/Accretion	(29,094)
Transfers in to Level 3	-
Transfers out of Level 3	(470,782)
Ending Balance	$ 7,251,858
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ 1,005,376
Floating Rate Loans
Beginning Balance	$ 8,490,500
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(167,959)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	1,209
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 8,323,750
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ (167,959)
Preferred Securities
Beginning Balance	$ 15,017
Total Realized Gain (Loss)	(1,600,500)
Total Unrealized Gain (Loss)	1,601,311
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	(828)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 15,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ 828

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities delivered through affiliated in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $1,349,752,478. Net unrealized depreciation aggregated $113,148,460, of which $43,904,377 related to appreciated investment securities and $157,052,837 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 28, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 28, 2012